Exhibit 99.3

Exception Grades

Run Date - 5/5/2025 11:43:59 AM

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
222144927		3158547578		31800630			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.		The latest dated appraisal inspection date is [redacted]. There was a FEMA disaster dated [redacted]. A post-disaster inspection is required indicating no damage to the subject property and must be dated after the disaster declaration.				Reviewer Comment (2025-04-09): PDI received showing damage Reviewer Comment (2024-10-23): PDI received showing damage. Reviewer Comment (2024-10-14): PDI received, showing significant damage. Will need updated PDI once damage has been fixed, condition remains open until then. Buyer Comment (2024-10-14): See attached PDI.	04/09/2025			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222144927		3158547578		31964014			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has been affected by the disaster.		PDI received with inspection date of [redacted], showing significant damage.				Reviewer Comment (2025-04-09): PDI dated [Redacted] showing no damage to the property has been received Reviewer Comment (2025-04-09): reopen Reviewer Comment (2024-10-30): client has accepted EV3 Buyer Comment (2024-10-30): EV3 accepted.	04/09/2025			1		A		A		A		A		A		FL	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222144993		3158547579		31859855			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.		The property is located in FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos, and the property must be re-inspected on or after [redacted] declared end date.				Reviewer Comment (2025-04-09): PDI with inspection date of [Redacted] received, showing no damage to the property. Reviewer Comment (2025-04-09): reopen Reviewer Comment (2024-10-30): client accepts EV3 Buyer Comment (2024-10-30): EV3 accepted.	04/09/2025			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222144996		3158547580		31816837			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.		The subject property is located in a FEMA disaster where no declared end date is present.				Reviewer Comment (2024-10-23): PDI with inspection date of [Redacted] showing minor/cosmetic damage with estimated cost to repair of under $[Redacted] has been received Buyer Comment (2024-10-23): Please see attached PDI showing minor/cosmetic damage estimate under $[Redacted] to repair.	10/23/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Second Home	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222145053		3158547581		31825579			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.		The property is located in FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after [redacted] declared end date.				Reviewer Comment (2024-10-23): PDI received Reviewer Comment (2024-10-14): PDI received, indicating storm damage. Will need another PDI once the repairs to the property are complete, showing the property has been restored. For now, the condition remains open. Buyer Comment (2024-10-14): Please review uploaded PDI.	10/23/2024			1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222145053		3158547581		31964069			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has been affected by the disaster.		PDI received with inspection date of[redacted], showing damage with a repair estimate of $[redacted] - $[redacted]				Reviewer Comment (2025-04-09): PDI with inspection date of [Redacted] showing no damage to the property has been received Reviewer Comment (2025-04-09): reopen Reviewer Comment (2024-10-30): client accepts EV3 Buyer Comment (2024-10-30): EV3 accepted.	04/09/2025			1		A		A		A		A		A		FL	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222802190		3158547599		32828465			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Fee disclosed as $[redacted] on the Loan Estimate dated [redacted] but disclosed as $[redacted] on the Final Closing Disclosure. A valid change of circumstance not provided for fee increase and no evidence of tolerance cure provided. The corresponding Changed Circumstance document, issued on [redacted], reflects a decrease to the loan amount, which is not a valid reason for an increase to the discount points.				Reviewer Comment (2025-03-13): [Redacted] received Corrected PCCD, Letter of Explanation, Proof of Delivery and Copy of Refund Check resulting in a cured the exception. Buyer Comment (2025-03-12): Please see attached cure documentation.		03/13/2025		2	C	B	C	B	C	B	C	B	C	B		CO	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802207	3158547603	32823915	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Appraisal fee disclosed on Initial Loan Estimate dated [redacted] in the amount of $[redacted]but disclosed as $[redacted] on the final Closing Disclosure dated [redacted]. File does not contain a valid Change of Circumstance for this fee, nor evidence of a cure.	Reviewer Comment (2025-03-27): [Redacted] received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Buyer Comment (2025-03-26): Please see attached cure documentation.

Reviewer Comment (2025-02-26): EXCEPTION HISTORY - Exception Detail was updated on [redacted] PRIOR Exception Detail: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $[redacted] exceeds tolerance of $[redacted].  Insufficient or no cure was provided to the borrower. ([redacted])

Reviewer Comment (2025-02-17): [Redacted] Received COC [redacted] stating borrower requested rush; however, we would require System log, Email Communication evidence etc showing when borrower requested rush in order to verify the timeline. Provide supporting documents for rush request or provide Cure Docs. Cure Docs consists of PCCD, LOE, Refund Check and Proof of Mailing.

Buyer Comment (2025-02-14): Do not concur.  CIC states 'rush' was 'borrower requested' and AMC Fee increase is tied in with said rush request by borrower.

Reviewer Comment (2025-02-13): [Redacted] received COC dated [redacted] for increase in fee which is already available in file, but the reason provided for increase in fee is not sufficient. More information is required for why the rush was requested and what property type changed that required to increase the appraisal fee or cure is required. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Buyer Comment (2025-02-13): Do not concur.  $[redacted] reflects 2 fees combined.  Appraisal Fee on final CD is $[redacted].  [redacted] was disclosed on initial LE for $[redacted] and increase to $[redacted] on [redacted] LE along with [redacted] CIC.
																			03/27/2025		2	C	B	C	B	C	B	C	B	C	B		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802207		3158547603		32823920			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The Note amount is $[redacted] and the appraisal did not provide Estimate Cost New dollar amount. Based on hazard insurance coverage of $[redacted], the loan is short of the required coverage by $[redacted]. Extended coverage and Insurer's Replacement Cost Estimate was not in file.				Reviewer Comment (2025-02-13): sufficient HOI coverage has been received Buyer Comment (2025-02-13): Please review uploaded HOI reflecting 100% Replacement Cost.	02/13/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
222802207	3158547603	32834188	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Realtor Admin Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	Fee was added on the Initial Closing Disclosure with no valid Change of Circumstance found in file and no evidence of a tolerance cure.	Reviewer Comment (2025-03-27): [Redacted] received Post CD and LOX.

Buyer Comment (2025-03-26): Please see PCCD moving fee to section H.

Reviewer Comment (2025-02-13): [Redacted] received rebuttal comment that fee is borrower shopped and not required by lender. The fee should be disclosed under section H of the CD. Please provide corrected PCCD moving the fee to correct section along with the LOE to borrower.

Buyer Comment (2025-02-13): Do not concur.  Fee is in section C.  Borrower did shop for service.  Same payee is listed on Real Estate Commissions in Section H.  Fee is not required by Title nor Lender and should not be held to tolerance review.
																		03/27/2025			1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
222802207		3158547603		32863606			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Management Company (Service Fee). Fee Amount of $[redacted] exceeds tolerance of $[redacted]. Insufficient or no cure was provided to the borrower.	SitusAMC Received COC [redacted] stating borrower requested rush; however, we would require Sustem log, Email Communication evidence etc showing when borrower requested rush in order to verify the timeline. Provide supporting documents for rush request or provide Cure Docs. Cure Docs consists of PCCD, LOE, Refund Check and Proof of Mailing.				Reviewer Comment (2025-03-27): [Redacted]received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Buyer Comment (2025-03-26): Please see cure documentation.		03/27/2025		2		B		B		B		B		B		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223007349	3158547596	33028726	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [Redacted] disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated [Redacted]). The disclosed Total of Payments in the amount of $[Redacted] is under disclosed by $[Redacted] compared to the calculated total of payments of $[Redacted] which exceeds the $[Redacted] threshold.	Disclosed Total of Payments on final Closing Disclosure ([Redacted]) of $[Redacted] differs from calculated total of $[Redacted], a difference of $[Redacted], which exceeds tolerance. The issue was resolved on the Post-Close CD; however, to complete the cure the following items are needed: 1) the letter of explanation that went to the borrowers, 2) proof of delivery and 3) a copy of the refund check for the underdisclosed amount.	Reviewer Comment (2025-04-03): [Redacted] received PCCD, LOE, Copy of Refund Check and Proof of Mailing.

Buyer Comment (2025-04-01): Please review evidence of refund attached; PCCD ,letter, refund , delivery

Reviewer Comment (2025-03-31): CHD ticket 47264 - The title fee sheet not showing notary fee was obtained/provided by title on [Redacted] which is one month from closing, which does not support that this is the best information reasonably available to creditor after exercising due diligence in obtaining the information. If there is a title fee sheet provided closer to settlement date or documentation of communication closer to the closing date indicating creditor checked with title to obtain most current fees, we can review for consideration to exclude from calculations.

Reviewer Comment (2025-03-27): Creditors are required to disclose CDs based on best information reasonably known to the creditor at time of disclosure.  This best information reasonably available standard requires the creditor to exercise due diligence in obtaining the information.  As previously noted, a Notary fee would be a fee that is commonly known on a real estate closing transaction and would have been reasonably known by the creditor as part of their diligence.  Cure is due without further documentation that can support that a notary fee is not a typical fee that lender would not been aware of.

Buyer Comment (2025-03-26): Please see attached title fee sheet that title company provided on [Redacted]; the title company did not disclose notary fee until the Final Settlement Statement was received.

Reviewer Comment (2025-03-24): [Redacted] recognizes that fees can be updated in dry funding state, however, testing methodology generally remains the same. Creditors are required to disclose CDs based on best information reasonably known to the creditor at time of disclosure. If changes in fee amounts reflected on the PCCD result from events that occurred after closing not reasonably known to the creditor at time of disclosure of the final CD after exercising diligence in obtaining such information, [Redacted] will review and consider an LOE, attestation, and documentation supporting fee changes are based on post consummation events that could not reasonably be known to creditor and that the disclosed figures were correct at the time of consummation. However, a Notary and the associated fee would have been known early in the disclosure process, rather than after closing.  Please provide circumstances behind the addition of the notary fee on the PCCD rather than at initial disclosure.

Reviewer Comment (2025-03-21): The TOP under disclosure results from the omission of the Title Notary fee from the CD provided at consummation and from the TOP calculations.  This was charged at consummation and reflected on the PCCD and final settlement statement.  Requirement to notarize documents is something known to the creditor in a residential mortgage transaction as a requirement for recording, etc.  Accordingly, there is insufficient basis to support that this is not a charge/loan cost reasonably known to the creditor upon exercising diligence.  Please provide LOE notifying borrower of under disclosure, $[Redacted] refund check, PCCD and proof of delivery within 60 days of discovery to complete cure.

Buyer Comment (2025-03-19): Please see Lender Correspondence (D0256) attesting that the CD revisions in fees were result of a post-closing audit (reasonably not known at consummation).

Reviewer Comment (2025-03-19): [Redacted] recognizes that fees can be updated in dry funding state, however, testing methodology generally remains the same. Creditors are required to disclose CDs based on best information reasonably known to the creditor at time of disclosure.  This best information reasonably available standard requires the creditor to exercise due diligence in obtaining the information.  Similar to pre-TRID reviews or reviews of loans not subject to TRID, the APR, Finance Charge, TOP and other material disclosures disclosed on the TIL Disclosure provided at consummation are compared to the actual APR, Finance Charge and TOP at consummation (using the fees from the final HUD in file which could be dated post consummation on aa dry state).  The accuracy of material disclosures is based on the disclosures provided at or before consummation, not based on a TIL provided post consummation.  [Redacted] reviews pursuant to the SFA TRID Grid which provides in Aditional Condiserations Row 20 Post Closing CD - Material Disclosures Accuracy Test:  If changes in fee amounts reflected on the PCCD result from events that occurred after closing not reasonably known to the creditor at time of disclosure of the final CD after exercising diligence in obtaining such information, [Redacted] will review and consider an LOE, attestation, and documentation supporting fee changes are based on post consummation events that could not reasonably be known to creditor and that the disclosed figures were correct at the time of consummation.

Buyer Comment (2025-03-17): DO Not Concur - please review Final Settlement Statement in file - Notary Fee was added at or prior to disbursement

Reviewer Comment (2025-03-14): [Redacted] recognizes that fees can be updated in dry states. Our testing methodology remains the same. [Redacted] only considers clearing exceptions if we receive evidence or an attestation that the change in fees reflected on the PCCD result from events that occurred after closing. Title -Notary fee was added after closing.

Buyer Comment (2025-03-13): Do Not Concur - please review document - sales tax is associated with title policy - considered Non-APR
																			04/03/2025		2	C	B	C	B	C	B	C	B	C	B		WA	Second Home	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223007353		3158547597		33057762			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	-	Missing evidence of consent to receive electronic disclosures.				Reviewer Comment (2025-03-17): e-consent form received Buyer Comment (2025-03-17): DO Not Concur - E-Consent in file	03/17/2025			1	C	A	C	A	C	A	C	A	C	A		OR	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
223007353	3158547597	33057788	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[Redacted]exceeds tolerance of $[Redacted]. Insufficient or no cure was provided to the borrower.	Fee was disclosed as $[Redacted] on the initial Loan Estimate but disclosed as $[Redacted] on the Final Closing Disclosure. A valid change of circumstance is not provided for fee increase and no evidence of tolerance cure is provided.	Reviewer Comment (2025-03-31): PCCD, lox, refund check and proof of delivery received

Buyer Comment (2025-03-31): Please see attached cure docs.

Reviewer Comment (2025-03-19): [Redacted] received Changed Circumstance dated [Redacted] states received invoice is not valid reason to increase Credit report fee. In order to determine if the changed circumstance is valid more information is necessary on reason fee increase and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Buyer Comment (2025-03-18): Do Not Concur - CIC in file with supporting docs
																			03/31/2025		2	C	B	C	B	C	B	C	B	C	B		OR	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
223007448	3158547864	33078169	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[Redacted] exceeds tolerance of $[Redacted] plus [Redacted]% or $[Redacted]. Insufficient or no cure was provided to the borrower.	Recording Fee disclosed as $[Redacted] on the initial Loan Estimate but disclosed as $[Redacted] on the Final Closing Disclosure. A valid change of circumstance is not provided for fee increase and no evidence of tolerance cure is provided.	Reviewer Comment (2025-04-03): [Redacted] Received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD

Buyer Comment (2025-04-01): Please see Post Close Corrected CD and Check refunding to customer $[Redacted]

Reviewer Comment (2025-03-26): Cure required is $[Redacted].  $[Redacted] x [Redacted] = $[Redacted] - final total of $[Redacted] = $[Redacted].  [Redacted]% fee exceptions are based on the aggregate amount at closing.   Per 1026.19(e)(3)(ii) Limited increases permitted for certain charges. An estimate of a charge for a third-party service or a recording fee is in good faith if: (A) The aggregate amount of charges for third-party services and recording fees paid by or *imposed on the consumer* does not exceed the aggregate amount,

Buyer Comment (2025-03-25): Please verify that a cure of $[Redacted] is due back?

Reviewer Comment (2025-03-25): [Redacted] received rebuttal however, the [Redacted]% fees are only recording fee and Title - Lender's Title Insurance fee all other title fees are paid by lender. These fees were not charged to the borrower on the Final CD.  A creditor should compare the sum of the charges actually paid by or imposed on the consumer with the sum of the estimated charges on the Loan Estimate that are actually performed. A valid COC or cure will be required. Cure requirements include LOE, corrected CD, proof of mailing and copy of refund check.

Buyer Comment (2025-03-21): Do not Concur. Title fees in section B and recording fees should be held ot 10% tolerance on this refi since the customer chose no preference. Note not all of the title fees were Lender paid. Ten percent tolerance did not exceed. No cure due back.
																			04/03/2025		2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes